Pension and Other Postretirement Healthcare Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Pension and Other Postretirement Healthcare Benefits
18.	Pension and Other Postretirement Healthcare Benefits

The Company sponsors noncontributory defined benefit retirement plans (qualified and nonqualified plans) in the United States, a contributory defined benefit retirement plan in the Netherlands, a U.S. contributory postretirement healthcare plan and a South Africa postretirement healthcare plan.

The components of net periodic cost associated with the U.S. and foreign retirement plans recognized in the unaudited Condensed Consolidated Statement of Operations were as follows:

	Retirement Plans
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net periodic cost:
Service cost	$2	$—	$3	$1
Interest cost	5	5	10	11
Expected return on plan assets	(5)	(4)	(10)	(10)
Net amortization of actuarial loss	—	—	1	—

Total net periodic cost	$2	$1	$4	$2

The components of the Company’s net periodic cost for the postretirement healthcare plans recognized in the unaudited Condensed Consolidated Statement of Operations were less than $1 million and $1 million for the three and six months ended June 30, 2013, respectively, and less than $1 million for both the three and six months ended June 30, 2012.

20. Pension and Other Postretirement Healthcare Benefits

The Company sponsors noncontributory defined benefit retirement plans (qualified and nonqualified plans) in the United States, a contributory defined benefit retirement plan in the Netherlands, a U.S. contributory postretirement healthcare plan and a South Africa postretirement healthcare plan.

U.S. Plans

Qualified Benefit Plan—The Company sponsors a noncontributory qualified defined benefit plan (funded) (the “U.S. Qualified Plan”) in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”) and the Internal Revenue Code. The Company made contributions into funds managed by a third-party, and those funds are held exclusively for the benefit of the plan participants. Benefits under the U.S. Qualified Plan were generally calculated based on years of service and final average pay. The U.S. Qualified Plan was frozen and closed to new participants on June 1, 2009.

Postretirement Healthcare Plan—The Company sponsors an unfunded U.S. postretirement healthcare plan. Under the plan, substantially all U.S. employees are eligible for postretirement healthcare benefits provided they reach retirement age while working for the Company. The plan provides medical and dental benefits to U.S. retirees and their eligible dependents.

Foreign plans

Netherlands Plan—On January 1, 2007, the Company established the TDF-Botlek Pension Fund Foundation (the” Netherlands Plan”) to provide defined pension benefits to qualifying employees of Tronox Pigments (Holland) B.V. and its related companies. The Netherlands Plan is a contributory benefit plan under which participants contribute 4% of the costs. Contributions by the Company and participants are held in the fund for the sole benefit of the participants. Benefits are determined by applying the benefit formula to the pensionable salary, and are payable to participants upon retirement. Under the Netherlands Plan, a participant’s surviving spouse and children are entitled to benefits subject to certain benefit thresholds.

South Africa Postretirement Healthcare Plan—As part of the Transaction, the Company established a post-employment healthcare plan, which provides medical and dental benefits to certain Namakwa Sands employees, retired employees and their registered dependants (the “South African Plan”). The South African Plan provides benefits as follows: (i) members employed before March 1, 1994 receive 100% post-retirement and death-in-service benefits; (ii) members employed on or after March 1, 1994 but before January 1, 2002 receive 2% per year of completed service subject to a maximum of 50% post-retirement and death-in-service benefits; and (iii) members employed on or after January 1, 2002 receive no post-retirement and death-in-service benefits.

Plan financial information

Benefit Obligations and Funded Status—The following provides a reconciliation of beginning and ending benefit obligations, beginning and ending plan assets, funded status and balance sheet classification of the Company’s pension and other postretirement healthcare plans as of and for the years ended December 31, 2012 and 2011. The benefit obligations and plan assets associated with the Company’s principal benefit plans are measured on December 31.

	Retirement Plans		Postretirement Healthcare Plans
	Successor	Successor	Successor	Successor
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligations:
Benefit obligation, beginning of year	$483	$481	$9	$9
Service cost	3	3	1	—
Interest cost	22	23	1	—
Net actuarial (gains) losses	78	20	2	1
Foreign currency rate changes	2	(3)	—	—
Contributions by plan participants	1	1	1	1
Acquired in the Transaction	—	—	6	—
Special termination benefits	—	1	—	—
Termination of the nonqualified benefits restoration plan	—	(9)	—	—
Benefits paid	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Benefit obligation, end of year	557	483	18	9

Change in plan assets:
Fair value of plan assets, beginning of year	350	372	—	—
Actual return on plan assets	47	7	—	—
Employer contributions(1)	30	7	1	1
Participant contributions	1	1	1	1
Foreign currency rate changes	2	(3)	—	—
Benefits paid(1)	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Fair value of plan assets, end of year	398	350	—	—

Net over (under) funded status of plans	$(159)	$(133)	$(18)	$(9)

Classification of amounts recognized in the Consolidated Balance Sheets:
Noncurrent asset	$—	$1	$—	$—
Current accrued benefit liability	—	—	(1)	(1)
Noncurrent accrued benefit liability	(159)	(134)	(17)	(8)

Sub-total of liabilities	(159)	(133)	(18)	(9)
Accumulated other comprehensive loss	94	50	5	1

Total	$(65)	$(83)	$(13)	$(8)

(1)	The Company expects 2013 contributions to be approximately $4 million for the Netherlands plan and $6 million for the U.S. qualified retirement plan, while net benefits paid are expected to be approximately $1 million for the U.S. postretirement healthcare plan.

At December 31, 2012, the Company’s U.S. qualified retirement plan was in an underfunded status of $134 million. As a result, the Company has a projected minimum funding requirement of $13 million for 2012, which will be payable in 2013.

Funded Status—The following table summarizes the accumulated benefit obligation, the projected benefit obligation, the market value of plan assets and the funded status of the Company’s funded retirement plans.

	Successor		Successor
	December 31, 2012		December 31, 2011
	U.S. Qualified Plan	The Netherlands Retirement Plan	U.S. Qualified Plan	The Netherlands Retirement Plan
Accumulated benefit obligation	$420	$117	$392	$79
Projected benefit obligation	(420)	(137)	(393)	(90)
Market value of plan assets	286	112	259	91

Funded status—(under)/over funded	$(134)	$(25)	$(134)	$1

Expected Benefit Payments—The following table shows the expected cash benefit payments for the next five years and in the aggregate for the years 2018 through 2022:

	2013	2014	2015	2016	2017	2018- 2022
Retirement Plans(1)	$32	$31	$31	$30	$31	$153
Postretirement Healthcare Plan	1	1	1	1	1	6

(1)	Includes benefit payments expected to be paid from the U.S. qualified retirement plan of $29 million, $28 million, $27 million, $27 million and $27 million in each year, 2013 through 2017, respectively, and $131 million in the aggregate for the period 2018 through 2022.

Retirement Expense—The tables below present the components of net periodic cost (income) associated with the U.S. and foreign retirement plans recognized in the Consolidated Statement of Operations for the year ended December 31, 2012, the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010:

	Retirement Plans				Postretirement Healthcare Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net periodic cost:
Service cost	$3	$3	$—	$2	$1	$1	$—	$—
Interest cost	22	21	2	25	1	—	—	1
Expected return on plan assets	(21)	(20)	(2)	(30)	—	—	—	—
Net amortization of prior service credit	—	—	—	—	—	—	(1)	(14)
Net amortization of actuarial loss	—	—	1	4	—	—	—	—

Total net periodic cost (income)	$4	$4	$1	$1	$2	$1	$(1)	$(13)

The following table shows the pretax amounts that are expected to be reclassified from “Accumulated other comprehensive income” on the Consolidated Balance Sheets to retirement expense during 2013:

	Retirement Plans	Postretirement Healthcare Plans
Unrecognized actuarial loss	$2	$—
Unrecognized prior service cost (credit)	—	—

Assumptions—The following weighted average assumptions were used to determine the net periodic cost:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	5.25%	6.44%	5.25%	7.50%	5.75%
Rate of compensation increases	—	3.50%	3.50%	3.50%	3.50%	3.50%

The following weighted average assumptions were used in estimating the actuarial present value of the plans’ benefit obligations:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	3.75%	3.50%	4.5%	5.25%	5.0%	5.0%
Rate of compensation increases	—	3.50%	3.5%	3.5%	3.5%	3.5%

(1)	The discount rate on the South African Plan was 9.45% at December 31, 2012, which is not included in the table above.

Expected Return on Plan Assets—In forming the assumption of the U.S. long-term rate of return on plan assets, the Company took into account the expected earnings on funds already invested, earnings on contributions expected to be received in the current year, and earnings on reinvested returns. The long-term rate of return estimation methodology for U.S. plans is based on a capital asset pricing model using historical data and a forecasted earnings model. An expected return on plan assets analysis is performed which incorporates the current portfolio allocation, historical asset-class returns and an assessment of expected future performance using asset-class risk factors. The Company’s assumption of the long-term rate of return for the Netherlands plan was developed considering the portfolio mix and country-specific economic data that includes the rates of return on local government and corporate bonds.

Discount Rate—The discount rate selected for all U.S. plans was 3.75% as of both December 31, 2012 and 2011. The 2012 rate was selected based on the results of a cash flow matching analysis, which projected the expected cash flows of the plans using a yield curves model developed from a universe of Aa-graded U.S. currency corporate bonds (obtained from Bloomberg) with at least $50 million outstanding. Bonds with features that imply unreliable pricing, a less than certain cash flow, or other indicators of optionality are filtered out of the universe. The remaining universe is categorized into maturity groups, and within each of the maturity groups yields are ranked into percentiles.

For 2011 and 2010, the discount rate for the Company’s U.S. qualified plan and postretirement healthcare plan was based on a discounted cash flow analysis performed by its independent actuaries utilizing the Citigroup Pension Discount Curve as of the end of the year. For the foreign plans, the Predecessor bases the discount rate assumption on local corporate bond index rates.

Health Care Cost Trend Rates. At December 31, 2012, the assumed health care cost trend rates used to measure the expected cost of benefits covered by the U.S. postretirement healthcare plan was 9% in 2013, gradually declining to 5% in 2018 and thereafter. A 1% increase in the assumed health care cost trend rate for each future year would increase the accumulated postretirement benefit obligation at December 31, 2012 by $1 million, while the aggregate of the service and interest cost components of the 2012 net periodic postretirement cost would increase by less than $1 million. A 1% decrease in the trend rate for each future year would reduce the accumulated benefit obligation at December 31, 2012 by $1 million and decrease the aggregate of the service and interest cost components of the net periodic postretirement cost for 2012 by less than $1 million.

Plan Assets—Asset categories and associated asset allocations for the Company’s funded retirement plans at December 31, 2012 and 2011:

	Successor		Successor
	December 31, 2012		December 31, 2011
	Actual	Target	Actual	Target
United States:
Equity securities	38%	38%	57%	45%
Debt securities	61	62	40	55
Cash and cash equivalents	1	—	3	—

Total	100%	100%	100%	100%

Netherlands:
Equity securities	41%	40%	40%	25%
Debt securities	53	55	51	58
Real estate	—		9	10
Cash and cash equivalents	6	5	—	7

Total	100%	100%	100%	100%

The U.S. plan is administered by a board-appointed committee that has fiduciary responsibility for the plan’s management. The committee maintains an investment policy stating the guidelines for the performance and allocation of plan assets, performance review procedures and updating of the policy. At least annually, the U.S. plan’s asset allocation guidelines are reviewed in light of evolving risk and return expectations.

Substantially all of the plan’s assets are invested with nine equity fund managers, three fixed-income fund managers and one money-market fund manager. To control risk, equity fund managers are prohibited from entering into the following transactions, (i) investing in commodities, including all futures contracts, (ii) purchasing letter stock, (iii) short selling, and (iv) option trading. In addition, equity fund managers are prohibited from purchasing on margin and are prohibited from purchasing Tronox securities. Equity managers are monitored to ensure investments are in line with their style and are generally permitted to invest in U.S. common stock, U.S. preferred stock, U.S. securities convertible into common stock, common stock of foreign companies listed on major U.S. exchanges, common stock of foreign companies listed on foreign exchanges, covered call writing, and cash and cash equivalents.

Fixed-income fund managers are prohibited from investing in (i) direct real estate mortgages or commingled real estate funds, (ii) private placements above certain portfolio thresholds, (iii) tax exempt debt of state and local governments above certain portfolio thresholds, (iv) fixed income derivatives that would cause leverage, (v) guaranteed investment contracts and (vi) Tronox securities. They are permitted to invest in debt securities issued by the U.S. government, its agencies or instrumentalities, commercial paper rated A3/P3, FDIC insured certificates of deposit or bankers’ acceptances and corporate debt obligations. Each fund manager’s portfolio has an average credit rating of A or better.

The Netherlands plan is administered by a pension committee representing the employer, the employees and the pensioners. The pension committee has six members, whereby three members are elected by the employer, two members are elected by the employees and one member is elected by the pensioners, and each member has one vote. The pension committee meets at least quarterly to discuss regulatory changes, asset performance and asset allocation. The plan assets are managed by one Dutch fund manager against a mandate set at least annually by the pension committee. In accordance with policies set by the pension committee, a new fund manager was appointed effective December 1, 2006. Simultaneous with the change in fund manager, the asset allocation was modified using committee policy guidelines. The plan assets are evaluated annually by a multinational benefits consultant against state defined actuarial tests to determine funding requirements.

The fair values of pension investments as of December 31, 2012 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Commingled Equity Fund.	$—		$110	(1)	$—	$110
Debt securities
Corporate	—		8	(5)	—	8
Government	11	(4)	1	(5)	—	12
Mortgages	—		16	(5)	—	16
Commingled Fixed Income Funds	—		137	(2)	—	137
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		3	(3)	—	3

Total at fair value	$11		$275		$—	$286

(1)	For commingled equity fund owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(3)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(5)	For corporate, government, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

	Netherlands Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$46	(1)	$—	$46
Debt securities—Non-U.S. Pooled Funds	—	60	(2)	—	60
Cash	—	6		—	6

Total at fair value	$—	$112		$—	$112

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

The fair values of pension investments as of December 31, 2011 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—U.S.	$147	(1)	$—		$—	$147
Debt securities
Corporate	—		13	(6)	—	13
U.S. Mutual Funds	52	(2)	—		—	52
Government	10	(5)	1	(6)	—	11
Asset-backed	—		1	(6)	—	1
Mortgages	—		24	(6)	—	24
International Commingled Fixed Income Funds	—		3	(3)	—	3
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		8	(4)	—	8

Total at fair value	$209		$50		$—	$259

(1)	For equity securities owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For mutual funds, fair value is based on nationally recognized pricing services, which are Level 1 inputs.
(3)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(5)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(6)	For corporate, government, asset-backed, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

	Netherlands Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$37	(1)	$—	$37
Debt securities—Non-U.S. Pooled Funds	—	46	(2)	—	46
Real Estate Pooled Fund	—	8	(3)	—	8

Total at fair value	$—	$91		$—	$91

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
(3)	For real estate pooled funds, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

The following tables set forth the changes in the fair value of Level 3 plan assets for the year ended December 31, 2011:

	U.S. Level 3 Assets
	International Comingled Funds US Equity	Total
Balance at December 31, 2010	$22	$22
Transfers to Level 2	(22)	(22)

Balance at December 31, 2011	$—	$—

Defined Contribution Plans

U.S. Savings Investment Plan

On March 30, 2006, the Company established the U.S. Savings Investment Plan (the “SIP”), a qualified defined contribution plan under section 401(k) of the Internal Revenue Code. Under the SIP, the Company’s regular full-time and part-time employees contribute a portion of their earnings, and the Company matches these contributions up to a predefined threshold. During 2011 and 2012, the Company’s matching contribution was 100% of the first 3% of employees’ contribution and 50% of the next 3%. On January 1, 2011, the Board approved a discretionary company contribution of up to 6% of employees’ pay. The discretionary contribution is subject to approval each year by the Board. The Company’s matching contribution to the SIP vests immediately; however, the Company’s discretionary contribution is subject to vesting conditions that must be satisfied over a three year vesting period. Contributions under SIP, including the Company’s match, are invested in accordance with the investment options elected by plan participants. Compensation expense associated with the Company’s matching contribution to the SIP was $2 million, $2 million, $0 million and $1 million for the years ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively. Compensation expense associated with the Company’s discretionary contribution was $4 million and $3 million, respectively, for the years ended December 31, 2012 and eleven months ended December 31, 2011. Compensation expense during the one month ended January 31, 2011 and year ended December 31, 2010 was less than $1 million.

U.S. Savings Restoration Plan

On March 30, 2006, the Company established the U.S. Savings Restoration Plan (the “SRP”), a nonqualified defined contribution plan, for employees whose eligible compensation is expected to exceed the IRS compensation limits for qualified plans. Under the SRP, participants can contribute up to 20% of their annual compensation and incentive. The Company’s matching contribution under the SRP is the same as the SIP. The Company’s matching contribution under this plan vests immediately to plan participants. Contributions under the SRP, including the Company’s match, are invested in accordance with the investment options elected by plan participants. Compensation expense associated with the Company’s matching contribution to the SRP was $1 million and $1 million, respectively, for the years ended December 31, 2012 and eleven months ended December 31, 2011. Compensation expense for the one month ended January 31, 2011 and year ended December 31, 2010 was less than $1 million.